Income Taxes - Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax [Abstract]
The aggregate amount of tax holiday and preferential tax rates	¥ 4,120	¥ 5,039	¥ (4,184)
The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share:- Basic	¥ 0.02	¥ 0.02	¥ (0.02)
The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share:- Diluted	¥ 0.02	¥ 0.02	¥ (0.02)